ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATIONS
Schedule of changes to Venator's asset retirement obligation liabilities

	December 31,
	2016	2015
Asset retirement obligations at beginning of year	$44	$18
Accretion expense	2	2
Liabilities incurred	—	—
Liabilities assumed in connection with the Rockwood acquisition	—	30
Liabilities settled	(4)	(1)
Foreign currency effect on reserve balance	(3)	(5)
Asset retirement obligations at end of year	$39	$44